PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 89,264	$ 67,294
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	23,772	13,650
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	41,595	38,871
Renewable Power | North America
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25,617	24,274
Renewable Power | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,575	3,505
Renewable Power | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,353	6,665
Renewable Power | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,770	$ 3,748